UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1 — Schedule of Investments.

Clough Global Allocation Fund

STATEMENT OF INVESTMENTS

June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 90.65%
Consumer/Retail 8.21%
Abercrombie & Fitch Co.	4,600	$116,794
Amazon.com, Inc.(a)	4,300	359,738
Anta Sports Products, Ltd.	482,000	602,652
Bawang International(a) (b)	162,100	49,780
CarMax, Inc.(a)	92,700	1,362,690
China Dongxiang Group Co.	1,196,000	804,016
China Mengniu Dairy Co., Ltd.(a)	191,000	445,089
Compagnie Generale des Etablissements Michelin	4,300	244,941
Companhia Brasileira de Meios de Pagamento(a)	74,600	643,399
Ford Motor Co.(a)	102,225	620,506
The Goodyear Tire & Rubber Co.(a)	131,800	1,484,068
Hutchison Whampoa, Ltd.	52,100	340,497
Indofood Sukses Makmur Tbk PT	1,554,500	287,828
Jardine Strategic Holdings, Ltd.	21,221	312,798
Kraft Foods, Inc.	32,700	828,618
KT&G Corp.	4,400	248,675
Little Sheep Group, Ltd(c)	59,000	23,904
New World Department Store China, Ltd.	104,700	79,031
New World Development, Ltd.	328,000	593,359
Nine Dragons Paper Holdings, Ltd.	286,000	188,943
Parkson Retail Group, Ltd.	296,500	423,897
Ports Design, Ltd.	499,000	1,174,412
Pou Sheng International Holdings, Ltd.(a) (c)	164,300	24,592
Regal Hotels International Holdings, Ltd.	374,390	98,548
Shanghai Industrial Holdings, Ltd.	106,300	427,940
Starwood Hotels & Resorts Worldwide, Inc.	34,000	754,800
TRW Automotive Holdings(a)	3,300	37,290
Wal-Mart Stores, Inc.	12,000	581,280
		13,160,085
Energy 17.07%
Exploration & Production 10.11%
Anadarko Petroleum Corp.	75,500	3,426,946
InterOil Corp.(a)	68,975	2,035,452
Newfield Exploration Co.(a)	7,500	245,025
Noble Energy, Inc.	37,759	2,226,648
OAO Gazprom - ADR	24,100	488,025
Occidental Petroleum Corp.	51,900	3,415,539
PetroHawk Energy Corp.(a)	23,900	532,970
Petroleo Brasileiro - Spons ADR	41,330	1,378,768
Petroleo Brasileiro - ADR	32,200	1,319,556
Plains Exploration & Production Co.(a)	10,000	273,600
Range Resources Corp.	11,200	463,792
Southwestern Energy Co.(a)	9,992	388,189
		16,194,510
Natural Gas 0.17%
Husky Energy, Inc.	10,000	279,672

Oil Services and Drillers 6.15%
Noble Corp.	17,346	524,717
Suncor Energy, Inc.	66,682	2,023,132
Transocean, Inc.(a)	60,881	4,522,850
Weatherford International, Ltd.(a)	134,583	2,632,443
Willbros Group, Inc.(a)	12,694	158,802
		9,861,944
Pipelines 0.61%
El Paso Pipeline Partners LP	5,165	90,542
Plains All American Pipeline LP	20,700	880,785
		971,327
Tankers 0.03%
Golar LNG, Ltd.	5,500	47,025

TOTAL ENERGY		27,354,478

Finance 9.93%
Banks 6.77%
Banco Bradesco S.A. - ADR	32,100	474,117
Bangkok Bank PLC	157,600	499,582
Bank Mandiri Tbk PT	2,660,000	827,382
Bank of America Corp.	181,980	2,402,137
BlackRock Kelso Capital Corp.	105,700	658,511
BOC Hong Kong Holdings, Ltd.	637,000	1,116,181

Daishin Security System Co., Ltd.(a) (b) (c)	52,500	174,114
Indochina Capital Vietnam Holdings, Ltd.(a)	200,000	779,000
Itau Unibanco Holding S.A.	57,673	912,964
Kasikornbank PLC	129,000	250,844
PennantPark Investment Corp.	160,030	1,136,213
Public Bank BHD	316,491	814,863
Siam Commercial Bank PCL	230,000	494,497
SLM Corp.(a)	22,079	226,751
Wing Hang Bank, Ltd.	9,000	78,851
		10,846,007
Non-Bank 3.16%
Apollo Investment Corp.	298,489	1,790,934
Ares Capital Corp.	110,824	893,241
CME Group, Inc.	4,314	1,342,129
FBR Capital Markets Corp.(a)	20,881	98,141
Hong Kong Exchanges & Clearing, Ltd.	9,500	147,953
IntercontinentalExchange, Inc.(a)	1,000	114,240
Lender Processing Services, Inc.	13,800	383,226
Maiden Holdings, Ltd.(c)	23,900	156,784
Wharf Holdings, Ltd.	32,000	135,638
		5,062,286

TOTAL FINANCE		15,908,293

Gold/Metals 0.31%
Anglo American PLC - ADR	18,134	265,482
Cameco Corp.	8,851	226,586
		492,068
Health Care 0.98%
Biogen Idec, Inc.(a)	13,200	595,980
BioSphere Medical, Inc.(a)	182,703	436,660
BioSphere Medical, Inc.(a) (d)	50,000	119,500
Molecular Insight Pharmaceuticals, Inc.(a)	80,200	414,634
		1,566,774
Industrial 7.35%
Aegean Marine Petroleum Network, Inc.	46,800	706,680
Bakrie Sumatera Plantations Tbk PT(a)	1,527,000	103,221
BE Aerospace, Inc.(a)	109,340	1,570,122
BorgWarner, Inc.	21,000	716,730
C C Land Holdings, Ltd.	268,949	174,902
Chicago Bridge & Iron Co.	115,479	1,431,940
Crown Holdings, Inc.(a)	43,300	1,045,262
Foster Wheeler, Ltd.(a)	96,000	2,280,000
Kingboard Chemical Holdings, Ltd.	41,980	103,460
Matrix Service Co.(a)	397	4,558
McDermott International, Inc.(a)	137,700	2,796,687
The Shaw Group, Inc.(a)	9,400	257,654
Sinopec Shanghai Petrochemical Co., Ltd.(a)	990,000	341,069
Solutia, Inc.(a)	30,700	176,832
Weichai Power Co., Ltd.	19,500	64,664
		11,773,781
Insurance 8.69%
ACE, Ltd.	16,400	725,372
The Allstate Corp.	35,912	876,253
Aon Corp.	16,700	632,429
Arch Capital Group, Ltd.(a)	4,900	287,042
Everest Re Group, Ltd.	8,900	636,973
Fidelity National Financial, Inc.	177,203	2,397,557
Loews Corp.	85,400	2,339,960
Montpelier Re Holdings, Ltd.	62,800	834,612
PartnerRe, Ltd.	15,238	989,708
RenaissanceRe Holdings, Ltd.	13,500	628,290
Torchmark Corp.	18,400	681,536
The Travelers Cos., Inc.	62,900	2,581,416
XL Capital, Ltd.	26,800	307,128
		13,918,276
Real Estate 3.22%
Agile Property Holdings, Ltd.	224,000	321,980
Cheung Kong Holdings, Ltd.	69,000	793,272
Great Eagle Holdings, Ltd.	219,080	459,641
Hang Lung Group, Ltd.	10,800	50,864
Hang Lung Properties, Ltd.	47,900	158,533
Henderson Land Development Co., Ltd.	95,400	547,162
Italian-Thai Development PLC(a)	2,088,000	171,600
Kerry Properties, Ltd.	180,572	792,182
Renhe Commercial Holdings Co., Ltd.	1,553,000	320,617
Shui On Land, Ltd.(c)	29,500	20,212
Shun Tak Holdings, Ltd.	132,000	82,947
Sino Land Co.	99,014	164,043
Sun Hung Kai Properties, Ltd.	82,800	1,034,192

Yanlord Land Group, Ltd.	43,100	68,143
YNH Property BHD	361,770	179,084
		5,164,472
Real Estate Investment Trusts (REITS) 6.91%
Annaly Capital Management, Inc.	293,200	4,439,047
Anworth Mortgage Asset Corp.	127,114	916,492
Capstead Mortgage Corp.	34,700	441,037
Chimera Investment Corp.	165,632	578,056
Hatteras Financial Corp.	98,400	2,813,256
Hatteras Financial Corp.(c)	50,300	1,438,077
MFA Financial, Inc.	63,000	435,960
Regal Real Estate Investment Trust	37,439	5,411
		11,067,336
Technology & Communications 19.88%
Akamai Technologies, Inc.(a)	77,400	1,484,532
Arrow Electronics, Inc.(a)	47,800	1,015,272
Avnet, Inc.(a)	27,200	572,016
Centron Telecom International Holdings, Ltd.(a)	238,000	55,277
China Mobile HK, Ltd.	4,400	220,352
China Telecom Corp., Ltd.	688,000	342,666
Chunghwa Telecom Co., Ltd. - ADR	123,803	2,455,013
Cisco Systems, Inc.(a)	218,100	4,065,384
Comcast Corp.	73,200	1,032,120
Corning, Inc.	21,200	340,472
Dell, Inc.(a)	48,600	667,278
Electronic Arts, Inc.(a)	25,200	547,344
EMC Corp.(a)	48,000	628,800
Honeywell International, Inc.	87,800	2,756,920
Inspur International, Ltd.(c)	1,067,200	183,144
Intel Corp.	65,200	1,079,060
Magal Security Systems, Ltd.(a)	76,443	351,638
Microsoft Corp.	116,078	2,759,174
Net Servicos de Comunicacao S.A. - ADR	91,234	888,619
NII Holdings, Inc.(a)	17,100	326,097
Nintendo Co., Ltd.	1,330	367,654
Nokia Corp. - ADR	138,914	2,025,366
Oracle Corp.	114,500	2,452,590
Qualcomm, Inc.	66,200	2,992,240
Radvision, Ltd.(a)	157,945	1,236,709
Seagate Technology	95,733	1,001,367
		31,847,104
Transportation 0.50%
Babcock & Brown Air, Ltd. - ADR	62,800	488,584
Burlington Northern Santa Fe Corp.	4,200	308,868
Santos Brasil Partic(a)	50	281
		797,733
Utilities 7.60%
DPL, Inc.	28,900	669,613
Enbridge, Inc.	14,400	499,663
EQT Corp.	14,487	505,741
FirstEnergy Corp.	7,000	271,250
General Cable Corp.(a)	75,700	2,844,806
KBR, Inc.	130,470	2,405,867
Quanta Services, Inc.(a)	189,013	4,371,871
Williams Cos., Inc.	38,600	602,546
		12,171,357
TOTAL COMMON STOCKS (Cost $144,658,902)		145,221,757

EXCHANGE TRADED FUNDS 5.84%
Financial Select Sector SPDR	96,791	1,158,588
iShares iBoxx $ High Yield Corporate Bond Fund	32,701	2,606,597
iShares MSCI Brazil	24,226	1,283,251
Semiconductor HOLDRs Trust	48,800	1,046,760
SPDR Gold Shares(a)	35,700	3,255,126

TOTAL EXCHANGE TRADED FUNDS (Cost $7,904,448)		9,350,322

	Principal
	Amount	Value
EQUITY LINKED NOTES 0.33%
First Financial Hold (issued by BNP Paribas), expiring 04/01/2010(a)	$194,423	116,148
Xinghe Fund (issued by BNP Paribas), expiring 04/01/2010(a)	650,769	95,208
Youngor Group Co., (issued by BNP Paribas), expiring 04/01/2015(a)	157,269	317,494

TOTAL EQUITY LINKED NOTES (Cost $437,659)		528,850

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 24.35%
ACE INA Holdings, Inc.
02/15/2017	5.700%	200,000	199,449
03/15/2018	5.800%	375,000	374,271
Ahold Finance U.S.A., Inc.
07/15/2010(b)	8.250%	700,000	737,625
Allstate Life Global Funding Trusts
04/30/2013	5.375%	525,000	543,496
Anadarko Petroleum Corp.
09/15/2016	5.950%	625,000	617,530
Analog Devices, Inc.
07/01/2014	5.000%	350,000	351,134
Aon Corp.
12/14/2012	7.375%	365,000	386,503
Apache Corp.
09/15/2013	6.000%	600,000	653,699
Arch Capital Group, Ltd.
05/01/2034	7.350%	210,000	166,555
AT&T, Inc.
02/15/2019	5.800%	525,000	533,934
Ball Corp.
03/15/2018	6.625%	550,000	504,625
Bank of America Corp.
12/01/2017	5.750%	900,000	802,673
BE Aerospace, Inc.
07/01/2018	8.500%	525,000	496,125
The Boeing Co.
03/15/2014	5.000%	250,000	263,591
BorgWarner, Inc.
10/01/2019	8.000%	200,000	180,648
Bottling Group LLC
01/15/2019	5.125%	600,000	612,689
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	725,000	741,134
Carolina Power & Light Co.
01/15/2019	5.300%	600,000	627,473
Chubb Corp.
11/15/2011	6.000%	550,000	588,372
Cisco Systems, Inc.
02/15/2019	4.950%	500,000	500,923
The Coca-Cola Co.
03/15/2014	3.625%	260,000	263,352
Coca-Cola Enterprises, Inc.
03/01/2015	4.250%	600,000	607,838
Comcast Cable Communications LLC
06/15/2013(b)	7.125%	680,000	747,999
Comcast Corp.
03/15/2016	5.900%	200,000	207,147
Computer Sciences Corp.
03/15/2018(c)	6.500%	400,000	409,406
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	450,000	470,482
Corning, Inc.
06/15/2015	6.050%	400,000	393,012
Crown Americas LLC
05/15/2017	7.625%	650,000	630,500
CSX Transportation, Inc.
10/15/2014	8.375%	336,363	371,056
The Dayton Power & Light Co.
10/01/2013	5.125%	375,000	383,559
Devon Financing Corp. ULC
09/30/2011	6.875%	630,000	684,666
Diamond Offshore Drilling, Inc.
07/01/2015	4.875%	500,000	492,600
Duke Energy Carolinas LLC
11/15/2013	5.750%	400,000	430,620
Eaton Vance Corp.
10/02/2017	6.500%	750,000	710,762
Enbridge Energy Partners LP
03/01/2019	9.875%	375,000	435,393
Florida Power Corp.
06/15/2018	5.650%	400,000	427,530
Forest Oil Corp.
06/15/2019	7.250%	325,000	292,500
General Dynamics Corp.
02/01/2014	5.250%	590,000	631,297

General Mills, Inc.
02/15/2012	6.000%	600,000	646,389
The Goldman Sachs Group, Inc.
01/15/2016	5.350%	650,000	620,712
Goodrich Corp.
03/01/2019(c)	6.125%	425,000	427,413
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	650,000	659,750
Hasbro, Inc.
05/15/2014	6.125%	350,000	360,310
Hewlett-Packard Co.
03/01/2014	6.125%	350,000	386,347
03/01/2018	5.500%	300,000	315,901
Johnson Controls, Inc.
01/15/2016	5.500%	600,000	557,235
JPMorgan Chase & Co.
04/23/2019	6.300%	675,000	680,162
Kellogg Co.
05/30/2016	4.450%	250,000	250,591
Kraft Foods, Inc.
08/11/2017	6.500%	400,000	421,955
The Kroger Co.
02/01/2010	8.050%	500,000	513,979
Massachusetts Mutual Life Insurance Co.
06/01/2039	8.875%	575,000	611,586
McDonald’s Corp.
02/01/2019	5.000%	600,000	616,281
Morgan Stanley
10/15/2015	5.375%	600,000	588,901
Nabors Industries, Inc.
01/15/2019	9.250%	550,000	635,174
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	545,000	519,658
Oracle Corp.
04/15/2018	5.750%	255,000	269,449
Pacificorp
01/15/2019	5.500%	600,000	635,657
PetroHawk Energy Corp.
06/01/2015	7.875%	500,000	465,000
Potash Corp. of Saskatchewan, Inc.
05/15/2014	5.250%	400,000	413,379
Precision Castparts Corp.
12/15/2013	5.600%	400,000	401,152
Public Service Co. of Colorado
06/01/2019	5.125%	600,000	617,678
Public Service Electric & Gas Co.
11/01/2013	6.330%	600,000	656,780
Range Resources Corp.
05/15/2019	8.000%	500,000	494,375
Roche Holdings, Inc.
03/01/2019(c)	6.000%	400,000	427,298
Sara Lee Corp.
09/15/2011	6.250%	400,000	423,035
Silgan Holdings, Inc.
08/15/2016	7.250%	600,000	579,000
South Carolina Electric & Gas Co.
11/01/2018	5.250%	400,000	416,482
TEPPCO Partners LP
02/01/2013	6.125%	560,000	558,457
Thermo Fisher Scientific, Inc.
06/01/2015	5.000%	500,000	503,145
Torchmark Corp.
06/15/2016	6.375%	275,000	246,234
The Travelers Cos., Inc.
06/15/2012	5.375%	510,000	519,127
05/15/2018	5.800%	275,000	283,155
Tyco International Finance S.A.
01/15/2019	8.500%	450,000	499,714
Union Pacific Corp.
01/31/2013	5.450%	500,000	518,935
United Technologies Corp.
02/01/2019	6.125%	500,000	554,411
Verizon Wireless Capital LLC
02/01/2014	5.550%	400,000	425,217
Wal-Mart Stores, Inc.
02/15/2018	5.800%	250,000	272,801
Weatherford International, Ltd.
03/01/2019	9.625%	615,000	724,674
XTO Energy, Inc.
12/15/2013	5.750%	775,000	815,973
TOTAL CORPORATE BONDS (Cost $37,451,172)			39,005,640

ASSET/MORTGAGE BACKED SECURITIES 1.39%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035(e)	36.184%	1,219,613	1,317,112
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(e)	21.027%	352,821	357,518
Series 2007-37, Class SB, 03/20/2037(e)	21.027%	396,457	393,997
Series 2007-37, Class SY, 06/16/2037(e)	23.311%	159,151	162,583

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $2,036,310)			2,231,210

GOVERNMENT & AGENCY OBLIGATIONS 12.39%
Non-U.S. Government Obligations 0.28%
Australia Government Bond
Series 121, 08/15/2010	5.250%	550,000	451,918

TOTAL NON-U.S. GOVERNMENT OBLIGATIONS (Cost $456,343)			451,918

U.S. Government Obligations 12.11%
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028	6.220%	577,043	624,554
U.S. Treasury Bonds
06/30/2012	4.875%	600,000	657,703
08/15/2014	4.250%	2,000,000	2,158,282
08/15/2018	4.000%	11,700,000	12,139,675
05/15/2038	4.500%	1,750,000	1,804,689
U.S. Treasury Notes
01/31/2010	2.125%	2,000,000	2,020,470

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $19,992,279)			19,405,373

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $20,448,622)			19,857,291

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 0.63%
Purchased Call Options 0.04%
SPDR Gold Trust	January, 2010	$100.00	150	57,750

TOTAL PURCHASED CALL OPTIONS (Cost $207,378)				57,750

Purchased Put Options 0.59%
iShares FTSE/Xinhua China 25 Index Fund	August, 2009	35.00	230	27,025
Oil Services Holders Trust	July, 2009	95.00	700	167,650
Oil Services Holders Trust	July, 2009	105.00	580	484,300
S&P 500 Index	July, 2009	900.00	200	212,000
SPDR Gold Trust	January, 2010	80.00	300	54,000

TOTAL PURCHASED PUT OPTIONS (Cost $2,168,570)				944,975

TOTAL PURCHASED OPTIONS (Cost $2,375,948)				1,002,725

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 10.85%
Money Markets
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(f) (g)	2,729,931	2,729,931
Morgan Stanley Institutional Liquidity Fund (0.029% 7-day yield)(f)	5,660,334	5,660,334

U.S. Treasury Bills
U.S. Treasury Bill Discount Note
10/29/2009, 0.159%(h)	$9,000,000	8,994,537

TOTAL SHORT-TERM INVESTMENTS (Cost $17,385,465)		17,384,802

Total Investments* 146.43% (Cost $232,698,526)		234,582,597

Liabilities in Excess of Other Assets - (46.43%)		(74,378,659)

NET ASSETS - 100.00%		$160,203,938

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN

Put Options Written
iShares FTSE/Xinhua China 25 Index Fund	August, 2009	$30.00	230	$(6,900)
Oil Services Holders Trust	July, 2009	85.00	700	(28,000)
Oil Services Holders Trust	July, 2009	90.00	580	(60,610)
S&P 500 Index	July, 2009	820.00	200	(29,500)
SPDR Gold Trust	January, 2010	90.00	260	(148,200)

TOTAL OPTIONS WRITTEN (Premiums received $1,106,255)				$(273,210)

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Common Stocks
3M Co.	(45,662)	$(2,744,286)
Berkshire Hathaway, Inc.	(452)	(1,308,870)
Big Lots, Inc.	(19,300)	(405,879)
BJ Services Co.	(23,000)	(313,490)
Boston Properties, Inc.	(8,500)	(405,450)
CARBO Ceramics, Inc.	(9,622)	(329,072)
Caterpillar, Inc.	(15,100)	(498,904)
Celgene Corp.	(5,600)	(267,904)
China Communications Construction Co., Ltd.	(158,900)	(185,758)
China Shenhua Energy Co., Ltd.	(110,000)	(405,223)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(266,947)
Cochlear, Ltd.	(6,000)	(278,969)
ConocoPhillips	(15,000)	(630,900)
Costco Wholesale Corp.	(24,200)	(1,105,940)
Dawson Geophysical Co.	(1,400)	(41,790)
Empresa Brasileira de Aeronautica - S.A.	(16,415)	(271,832)
EXCO Resources, Inc.	(19,200)	(248,064)
Federal Realty Investment Trust	(5,600)	(288,512)
General Electric Co.	(333,500)	(3,908,620)
Genuine Parts Co.	(21,194)	(711,271)
Harley-Davidson, Inc.	(8,000)	(129,680)
JFE Holdings, Inc.	(9,100)	(307,002)
Kohl’s Corp.	(5,300)	(226,575)
Macy’s, Inc.	(40,200)	(472,752)
Moody’s Corp.	(35,213)	(927,862)
Nabors Industries, Ltd.	(20,000)	(311,600)
Overseas Shipholding Group, Inc.	(18,148)	(617,758)
PACCAR, Inc.	(37,657)	(1,224,229)
Polaris Industries, Inc.	(8,100)	(260,172)
Pride International, Inc.	(22,200)	(556,333)
Quest Diagnostics, Inc.	(15,000)	(846,450)
Simon Property Group, Inc.	(10,952)	(563,261)
Sony Corp. -ADR	(30,595)	(791,187)
Sunoco, Inc.	(21,300)	(494,160)
T Rowe Price Group, Inc.	(9,000)	(375,030)
Tesoro Corp.	(12,000)	(152,760)
Valero Energy Corp.	(12,800)	(216,192)
Vornado Realty Trust	(623)	(28,054)
WW Grainger, Inc.	(6,600)	(540,408)
Wynn Resorts, Ltd.	(18,071)	(637,906)

Exchange Traded Funds
iShares Dow Jones US Real Estate Index Fund	(91,176)	(2,948,632)
iShares MSCI Emerging Markets	(15,940)	(513,746)
iShares MSCI Mexico Investable Market Index Fund	(23,500)	(866,210)
iShares MSCI South Korea	(7,000)	(243,530)
iShares Russell 2000 Index Fund	(75,000)	(3,822,000)

TOTAL SECURITIES SOLD SHORT (Proceeds $30,835,262)		$(32,691,170)

Abbreviations:

ADR - American Depositary Receipt

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

FTSE - Financial Times Stock Exchange

GDR - Global Depositary Receipt

HOLDRs - Holding Company Depositary Receipts

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

*  All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2009.

(a) Non-Income Producing Security.

(b) Fair valued security; valued in accordance with procedures approved by the Fund's Board of Trustees. As of June 30, 2009, these securities had a total value of $1,709,518 or 1.07% of total net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, these securities had a total value of $3,284,944 or 2.05% of total net assets.

(d) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2009, these securities had a total value of $119,500 or 0.07% of total net assets.

(e) Floating or variable rate security - rate disclosed as of June 30, 2009.

(f) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(g) Less than 0.0005%.

(h) Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2009
Gross appreciation (excess of value over tax cost)	$20,222,958
Gross depreciation (excess of tax cost over value)	(22,704,092)
Net unrealized depreciation	$(2,481,134)
Cost of investments for income tax purposes	$237,063,731

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2009 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2009, securities which have been fair valued represented 1.07% of the Fund’s net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$145,171,977	$49,780	$—	$145,221,757
Exchange Traded Funds	9,350,322	—	—	9,350,322
Equity Linked Notes	—	528,850	—	528,850
Corporate Bonds	—	39,005,640	—	39,005,640
Asset/Mortgage Backed Securities	—	2,231,210	—	2,231,210
Government & Agency Obligations	19,232,737	624,554	—	19,857,291
Purchased Options	1,002,725	—	—	1,002,725
Short-Term Investments	17,384,802	—	—	17,384,802
TOTAL	$192,142,563	$42,440,034	$—	$234,582,597

Other Financial Instruments*	Level 1	Level 2	Level 3
Written options and securities sold short	$(32,964,380)	$—	$—	$(32,964,380)
TOTAL	$(32,964,380)	$—	$—	$(32,964,380)

* Other financial instruments include written options and securities sold short.

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the quarter ended June 30, 2009.  Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Options:  The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the period ended June 30, 2009 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
March 31, 2009	—	$—
Positions opened	—	—
Options expired	—	—
Options closed	—	—

Outstanding, June 30, 2009	—	$—
Market Value, June 30, 2009		$—

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
March 31, 2009	1,000	$2,767,999
Positions opened	2,250	1,509,764
Options expired	(1,240)	(3,126,642)
Options closed	(40)	(44,866)

Outstanding, June 30, 2009	1,970	$1,106,255
Market Value, June 30, 2009		$(273,210)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

2.  Recently Issued Accounting Pronouncements: The Fund follows FASB Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” which expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. Management has concluded that the adoption of SFAS 161, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Statement of Investments (filed as part of the Form NQ) for the three months ended June 30, 2009.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 28, 2009